Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Related Party [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due from related parties	$ 66,206
Total due to related parties	4,223,696	3,005,577
Midea International Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due from related parties	66,206
Midea International Co., Ltd [Member] | Related Party [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due from related parties
Xiaohong Yin [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	1,343,434	1,710,347
Bozhen Gong [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	152,348	68,531
Yun Tan [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties		178,180
Rongxin Ling [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	346,246	137,061
Peizhen Zhang [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	263,147	109,649
Ying Ling [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	221,597	137,061
Jing Ling [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	138,498
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	1,307,425	664,748
Midea International Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	$ 451,000